SUPPLEMENT DATED JANUARY 2, 2001
                                      TO
                         DREYFUS FOUNDERS FUNDS, INC.
                              CLASS F PROSPECTUS
                              DATED MAY 1, 2000
               (AS PREVIOUSLY SUPPLEMENTED ON OCTOBER 4, 2000)

The section of the Funds' prospectus entitled "Fees and Expenses" is hereby amended by the addition of the following new paragraph on page 26 following the footnotes to the Annual Fund Operating Expenses table:

      Effective January 1, 2001, Founders has agreed to waive a portion of its management fees for the Government Securities and Money Market Funds. Specifically, Founders has agreed to reduce the Government Securities Fund's management fee from 0.65% to 0.35% of the Fund's average net assets, and the Money Market Fund's management fee from 0.50% to 0.45% of the Fund's average net assets. These waivers will extend through at least May 31, 2001, and will not be terminated without prior notification to the Funds' Board of Directors.


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                                                                 JANUARY 2, 2001


                         DREYFUS FOUNDERS FUNDS, INC.
              SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                              DATED MAY 1, 2000
            (AS PREVIOUSLY SUPPLEMENTED THROUGH SEPTEMBER 1, 2000)


The section of the Company's Statement of Additional Information entitled "Directors and Officers - Directors" is hereby amended on pages 32-33 to replace the biographical information regarding Robert P. Mastrovita with the following:

      NAME, ADDRESS             POSITION(S) HELD        PRINCIPAL OCCUPATION(S)
    AND DATE OF BIRTH              WITH FUND            DURING PAST FIVE YEARS
---------------------------  -----------------------  --------------------------
ROBERT P. MASTROVITA         Director of the          Private investor; Chairman
88 Upland Road               Company3,4               of private foundation.
Duxbury, Massachusetts                                Formerly (1982 to 1997),
02332                                                 Chairman and Director,
Born:  November 6, 1944                               Hagler, Mastrovita &
                                                      Hewitt, Inc., Boston,
                                                      Massachusetts, a
                                                      registered investment
                                                      adviser.  Member, Boston
                                                      Society of Security
                                                      Analysts.  Overseer and
                                                      Investment Committee
                                                      Member, Boston Children's
                                                      Hospital.
---------------------------  -----------------------  --------------------------
  3 Member of Investment Integrity Committee
  4 Member of Valuation Committee

The section of the Company's Statement of Additional Information entitled "Investment Adviser, Distributor and Other Service Providers - Investment Adviser" is hereby amended on page 39 by replacing the second paragraph on that page with the following:

            As described in the applicable Prospectuses, certain expenses of the Focus, Government Securities, and International Equity Funds are being reimbursed or waived voluntarily by Founders pursuant to a commitment to the Funds. In addition, effective January 1, 2001, Founders has agreed to waive a portion of its management fees for the Government Securities and Money Market Funds. Specifically, Founders has agreed to waive the portion of its management fee for the Government Securities Fund that exceeds 0.35% of the first $250,000,000 of the Fund's average net assets and 0.20% of the Fund's average net assets in excess of $250,000,000, and the portion of its management fee for the Money Market Fund that exceeds 0.45% of the first $250,000,000 of the Fund's average net assets, 0.40% of the next $250,000,000 of the Fund's average net assets, 0.35% of the next $250,000,000 of the Fund's average net assets, and 0.30% of the Fund's

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      average net assets in excess of  $750,000,000.  These  waivers will extend through at least May 31, 2001, and will not be terminated without prior notification to the Funds' Board of Directors.

The section of the Company's Statement of Additional Information entitled "Investment Adviser, Distributor and Other Service Providers - Investment Adviser" is hereby amended on page 40 by replacing the last paragraph on that page with the following:

            Founders and its predecessor companies have been providing investment management services since 1938. In addition to serving as adviser to the Funds, Founders serves as investment adviser or sub-adviser to various other mutual funds and private accounts. The officers of Founders include Christopher M. Condron, Chairman; Richard W. Sabo, President and Chief Executive Officer; Robert T. Ammann, Vice President; Curtis J. Anderson, Vice President; Thomas M. Arrington, Vice President; Marissa A. Banuelos, Vice President; Angelo Barr, Senior Vice President and National Sales Manager; Scott A. Chapman, Vice President; Kenneth
      R. Christoffersen, Senior Vice President, General Counsel and Secretary; Gregory P. Contillo, Executive Vice President and Chief Marketing Officer; Julie D. Di Iorio, Vice President; Francis P. Gaffney, Senior Vice President; Laurine M. Garrity, Senior Vice President; Robert T. Kelly, Vice President; Douglas
      A.  Loeffler,  Vice  President;  Andra C. Ozols,  Vice  President;
      David L. Ray, Senior Vice President and Treasurer; Bridget M. Richards, Vice President; Richard A. Sampson, Senior Vice
      President; Kevin S. Sonnett, Vice President; Tracy P. Stouffer, Vice President; and Lisa G. Warshafsky, Vice President. The affiliations of Messrs. Sabo, Ray, Christoffersen, Gaffney and Kelly and Ms. Ozols with the Company are shown under the "Directors and Officers" section of this SAI.

The section of the Company's Statement of Additional Information entitled "Pricing of Shares" is hereby amended by revising the first four paragraphs of the section on pages 75-76 to read as follows:

            The Company calculates net asset value per share, and therefore effects sales, redemptions, and repurchases of its shares, once daily as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading. The Exchange is not open for trading on the following holidays: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

            ALL FUNDS EXCEPT MONEY MARKET FUND. The net asset value per share of each Class of each Fund is calculated by dividing the value of all

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      securities held by that Fund and its other assets (including dividends and interest accrued but not collected) attributable to that Class, less the Fund's liabilities (including accrued expenses) attributable to that Class, by the number of outstanding shares of that Class. Expenses and fees, including the advisory fees and fees pursuant to the Distribution Plans and Shareholder Services Plan, are accrued daily and taken into account for the purpose of determining the net asset value of each Class of each Fund's shares. Because of the differences in the operating expenses incurred by each Class of a Fund, the per share net asset value of each Class will differ.

                  DOMESTIC EQUITY  SECURITIES.  A security listed or traded on a securities exchange or in the over-the counter market is valued at its last sale price on the exchange or market where it is principally traded; lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market for the security if the closing bid price is not available.

                  FOREIGN  SECURITIES.  Foreign  securities  traded  on  foreign exchanges ordinarily are valued at the last quoted sale price available before the time when the Funds' assets are valued. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market for the security if the closing bid price is not available. In some cases, particularly certain Latin American countries, prices may not be available in a timely manner. Therefore, such prices will be obtained from a Board-authorized pricing service. These prices will be reflective of current day trading activity, and will be secured at a consistent time each day. If a security's price is available from more than one U.S. or foreign exchange, the exchange that is the primary market for the security will be used. Foreign securities not traded on foreign exchanges, including 144As and foreign income securities, are valued on the basis of the average of at least two market maker quotes and/or the portal system. London closing exchange rates are used to convert foreign currencies to U.S. dollars.

                  If events occur that are known to Founders to have  materially affected the value of foreign securities that are not reflected in the value obtained through regular procedures, the securities may be valued at fair market value as determined in good faith by the Board of Directors or pursuant to procedures approved by the Board of Directors..

                  DEBT  INSTRUMENTS.  Fixed and variable  income  securities are valued at the evaluated  bid prices as determined on each  valuation

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            day by a  portfolio  pricing  service  approved  by  the  Directors.
            Instruments for which vendor valuations are not available are valued by averaging the bid prices obtained from two active market makers in the security. Short-term securities are valued at amortized cost if their remaining maturity at the time of purchase is 60 days or less.

                  SECURITIES  FOR WHICH  MARKET  QUOTATIONS  ARE NOT  AVAILABLE.
            Securities for which quotations are not readily available, or other assets, shall be valued at fair market value as determined in good faith by the Board of Directors or pursuant to procedures approved by the Board of Directors.

                  PRICING   SERVICES.   The   Company's   Board   of   Directors
            periodically reviews and approves the pricing services used to value the Funds' securities. All pricing services may employ electronic data processing techniques and/or computerized matrix systems to determine valuations. Normal institutional-size trading units are normally selected in valuing debt securities.